Pension plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension costs
Change in benefit obligation

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601	3,661	3,923	1,431
Benefit initial recognized consolidation	—	—	—	385	12	58
Transfers	1,132	(1,132)	—	(936)	936	—
Service cost	18	79	32	2	59	26
Interest cost	517	272	102	329	360	102
Plan amendment	—	2	(23)	(28)	10	(2)
Assumptions changes	141	39	10	87	65	6
Benefits paid/ Actual distribution	(345)	(363)	(82)	(237)	(364)	(78)
Plan settlements	—	(26)	(8)	—	—	—
Effect of exchange rate changes	(539)	(138)	(67)	126	241	71
Actuarial loss	64	162	129	234	425	(13)
Benefit obligation at end of year	4,611	4,562	1,694	3,623	5,667	1,601

Change in plan assets

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13	4,996	3,229	11
Fair value initial recognized consolidation	—	—	—	451	10	—
Transfers	1,105	(1,105)	—	(866)	866	—
Actual return on plan assets	573	125	—	1,094	541	1
Employer contributions	65	512	82	2	169	80
Benefits paid/ Actual distribution	(345)	(363)	(82)	(265)	(364)	(80)
Plan settlements	—	(26)	(11)	—	—	—
Effect of exchange rate changes	(706)	(126)	(1)	173	194	1
Fair value of plan assets at end of year	6,277	3,662	1	5,585	4,645	13

Funded Status and Financial Position

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	—	—	1,962	—	—
Current liabilities	—	(69)	(78)	—	(35)	(133)
Non-current liabilities	—	(831)	(1,615)	—	(987)	(1,455)
Funded status	1,666	(900)	(1,693)	1,962	(1,022)	(1,588)

Assumptions used (nominal terms)

	Brazil
	December 31, 2011						December 31, 2010
	Overfunded pension plans		Underfunded pension plans		Underfunded other benefits		Overfunded pension plans		Underfunded pension plans		Underfunded other benefits
Discount rate	10.78	% p.a.	11.30	% p.a.	11.30	% p.a.	11.30	% p.a.	11.30	% p.a.	11.30	% p.a.
Expected return on plan assets	14.25	% p.a.	13.79	% p.a.	N/A		12.00	% p.a.	11.50	% p.a.	N/A
Rate of compensation increase - up to 47 years	8,15	% p.a.	8,15	% p.a.	N/A		8.15	% p.a.	8.15	% p.a.	N/A
Rate of compensation increase - over 47 years	5.00	% p.a.	5.00	% p.a.	N/A		5.00	% p.a.	5.00	% p.a.	N/A
Inflation	5.00	% p.a.	5.00	% p.a.	5.00	% p.a.	5.00	% p.a.	5.00	% p.a.	5.00	% p.a.
Health care cost trend rate	N/A		N/A		8,15	% p.a.	N/A		N/A		8.15	% p.a.

	Foreign
	December 31, 2011					December 31, 2010
	Overfunded pension plans	Underfunded pension plans		Underfunded other benefits		Overfunded pension plans	Underfunded pension plans		Underfunded other benefits
Discount rate	N/A	5.43	% p.a.	5.10	% p.a.	N/A	6.21	% p.a.	5.44	% p.a.
Expected return on plan assets	N/A	6.51	% p.a.	6.50	% p.a.	N/A	7.02	% p.a.	6.50	% p.a.
Rate of compensation increase - up to 47 years	N/A	4.10	% p.a.	3.00	% p.a.	N/A	4.11	% p.a.	3.58	% p.a.
Rate of compensation increase - over 47 years	N/A	4.10	% p.a.	3.00	% p.a.	N/A	4.11	% p.a.	3.58	% p.a.
Inflation	N/A	2.00	% p.a.	2.00	% p.a.	N/A	2.00	% p.a.	2.00	% p.a.
Initial Health care cost trend rate	N/A	N/A		7.22	% p.a.	N/A	N/A		7.35	% p.a.
Ultimate Health care cost trend rate	N/A	N/A		4.49	% p.a.	N/A	N/A		4.49	% p.a.

Schedule of net periodic benefit costs

	Three-month period ended in December 31, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	7
Interest cost on projected benefit obligation	92	101	27
Expected return on assets	(154)	(92)	—
Amortizations and (gain) / loss	—	4	(23)
Net periodic pension cost (credit)	(62)	31	11

	Three-month period ended in September 30, 2011 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Three-month period ended in December 31, 2010 (unaudited)
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	8	7
Interest cost on projected benefit obligation	85	91	23
Expected return on assets	(139)	(76)	—
Amortizations and (gain) / loss	—	6	(7)
Net periodic pension cost (credit)	(53)	29	23

	Year ended as of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	—
Amortizations and (gain) / loss	—	24	(35)
Net periodic pension cost (credit)	(250)	117	99

	Year ended as of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	—
Amortizations and (gain) / loss	—	18	(14)
Net deferral	(1)	—	—
Net periodic pension cost (credit)	(201)	117	110

	Year ended as of December 31, 2009
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	11	43	17
Interest cost on projected benefit obligation	313	255	88
Expected return on assets	(431)	(202)	(1)
Amortizations and (gain) / loss	14	3	(19)
Net deferral	—	14	(14)
Net periodic pension cost (credit)	(93)	113	71

Accumulated benefit obligation

	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694	3,612	5,540	1,601
Projected benefit obligation	4,611	4,562	1,694	3,623	5,667	1,601
Fair value of plan assets	(6,277)	(3,662)	(1)	(5,585)	4,645	(13)

Impact of 1% variation in assumed health care cost trend rate

	1 % increase		1 % decrease
	2011	2010	2011	2010

Accumulated postretirement benefit obligation (APBO)	258	213	(206)	(172)
Interest and service costs	22	12	(18)	(17)

Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost) / credit	—	(15)	—	—	(15)	—
Net actuarial (loss) / gain	(181)	(885)	292	243	(628)	335
Effect of exchange rate changes	(24)	3	—	(1)	—	(1)
Deferred income tax	70	249	(76)	(82)	201	(111)
Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost) / credit not yet recognized in NPPC at beginning of period	—	(14)	—	—	—	—
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of period	242	(629)	334	(18)	(337)	297
Transfers	—	—	—	8	(8)	—
Deferred income tax at beginning of period	(82)	201	(111)	3	111	(94)
Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203
Reclassifications
Amortization of net transition (obligation) / asset	—	(5)	—	—	—	—
Amortization of net prior service (cost) / credited	—	5	—	—	—	—
Amortization of net actuarial (loss) / gain	—	19	2	—	(1)	9
Total net actuarial (loss) / gain arising during period	(423)	(290)	(48)	261	(277)	11
Transfers	—	—	—	(8)	8	—
Effect of exchange rate changes	(24)	17	4	(1)	(28)	17
Deferred income tax	152	48	35	(85)	90	(17)
Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

Estimated future benefit payments

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2012	282	403	89
2013	279	393	93
2014	279	387	96
2015	272	387	99
2016	269	383	101
2017 and thereafter	1,269	1,917	494

Summary of participant data

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729	245	59,923	67,990
Average age - years	50.0	36	35.9	49.8	36	36.4
Average service - years	27.2	7	7.7	27.1	8	8.5

Terminated vested participants
Number	—	5,815	—	—	4,876	—
Average age - years	—	39	—	—	40	—

Retirees and beneficiaries
Number	18,380	18,189	32,633	18,496	18,078	32,765
Average age - years	66.3	71	63.7	65.6	71	62.5

Underfunded other benefits
Pension costs
Fair value measurements by category

	As of December 31, 2011		As of December 31, 2010
	Total	Level 1	Total	Level 1
Asset by category
Cash	1	1	13	13
Total	1	1	13	13

Brazil | Overfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2011				As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	2	2	—	—	6	6	—	—
Accounts Receivable	15	15	—	—	81	81	—	—
Equity securities - liquid	1,508	1,425	83	—	1,396	1,321	75	—
Debt securities - Corporate bonds	560	—	560	—	420	—	420	—
Debt securities - Government bonds	2,134	2,134	—	—	2,114	2,114	—	—
Investment funds - Fixed Income	2,292	2,292	—	—	1,610	1,610	—	—
Investment funds - Equity	539	539	—	—	513	513	—	—
International investments	13	13	—	—	23	23	—	—
Structured investments - Private Equity funds	194	—	—	194	128	—	—	128
Structured investments - Real estate funds	21	—	—	21	19	—	—	19
Real estate	482	—	—	482	288	—	—	288
Loans to Participants	345	—	—	345	182	—	—	182
Total	8,105	6,420	643	1,042	6,780	5,668	495	617
Funds not related to risk plans	(1,828)				(1,195)
Fair value of plan assets at end of year	6,277				5,585

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2011					As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617	97	—	249	282	628

Actual return on plan assets	(8)	—	79	49	120	(3)	1	49	25	72
Initial recognized consolidation of Fosfertil	—	—	—	—	—	—	—	22	5	27
Assets sold during the period	(1)	—	(22)	(117)	(140)	(3)	(1)	(24)	(75)	(103)
Assets purchases, sales and settlements	37	—	135	116	288	43	—	25	62	130
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)	4	1	9	7	21
Transfers in and/or out of Level 3	54	4	37	151	246	(10)	18	(42)	(124)	(158)
End of the year	194	21	482	345	1,042	128	19	288	182	617

Brazil | Overfunded pension plans | Old Plan
Pension costs
Schedule of target allocation for each investment segment or asset class

	December 31, 2011	December 31, 2010

Fixed income	57%	52%
Equity	24%	28%
Structured investments	6%	6%
International investments	1%	2%
Real estate	8%	7%
Loans to participants	4%	5%

Brazil | Overfunded pension plans | Vale Mais Plan
Pension costs
Schedule of target allocation for each investment segment or asset class
:
	December 31, 2011	December 31, 2010

Fixed income	56%	59%
Equity	24%	24%
Structured investments	3.5%	2%
International investments	0.5%	1%
Real estate	6%	4%
Loans to participants	10%	10%

Foreign | Underfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2011				As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	41	17	24	—	52	22	30	—
Accounts Receivable	11	11	—	—	20	20	—	—
Equity securities	1,232	1,231	1	—	1,628	1,623	5	—
Debt securities	259	—	259	—	175	—	175	—
Debt securities - Government bonds	660	33	627	—	786	370	416	—
Investment funds - Fixed Income	1,007	439	568	—	1,799	1,079	720	—
Investment funds - Equity	450	74	376	—	437	91	346	—
International investments	2	—	2	—	6	3	3	—
Investment funds - Private Equity	—	—	—	—	216	216	—	—
Structured investments - Private Equity funds	—	—	—	—	15	—	—	15
Structured investments - Real estate funds	—	—	—	—	1	—	—	1
Real estate	—	—	—	—	37	—	—	37
Loans to Participants	—	—	—	—	151	—	—	151
Total	3,662	1,805	1,857	—	5,323	3,424	1,695	204
Funds not related to risk plans	—				(678)
Fair value of plan assets at end of year	3,662				4,645

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2011					As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204	—	—	—	—	—

Actual return os plan assets	—	—	—	—	—	(2)	—	4	20	22
Assets sold during the period	—	—	—	—	—	7	—	(2)	(57)	(52)
Assets purchases, sales and settlemnts	—	—	—	—	—	—	—	10	58	68
Cumulative translation adjustment	—	—	—	—	—	—	—	1	6	7
Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)	10	1	24	124	159
End of the year	—	—	—	—	—	15	1	37	151	204